Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
Our income tax (benefit) expense is as follows:

	Year Ended December 31,
	2018	2017	2016
Current:
Federal	$—	$—	$—
State	810	100	1,200
Total current income tax expense	$810	$100	$1,200
Deferred:
Federal	$114	$(5,530)	$1,862
State	574	1,471	280
Total deferred income tax expense (benefit)	$688	$(4,059)	$2,142
Total income tax expense (benefit)	$1,498	$(3,959)	$3,342

Schedule of Deferred Tax Assets And Liabilities	Deferred tax assets and liabilities consist of the following:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$11,491	$9,506
Total long-term deferred tax asset	11,491	9,506
Valuation allowances	(1,758)	(1,285)
Total deferred tax assets	$9,733	$8,221
Deferred tax liabilities:
Long-term:
Fixed assets	$(2,893)	$(3,896)
Intangible assets	(18,209)	(15,797)
Other	(1,207)	(441)
Total long-term liability	(22,309)	(20,134)
Total deferred tax liabilities	$(22,309)	$(20,134)
Total net deferred tax liability	$(12,576)	$(11,913)

Schedule of Reconciliation of Federal Statutory Income Tax Rate To Income Before Income Taxes
The reconciliation between the Partnership's effective tax rate on income (loss) from operations and the statutory tax rate is as follows:

	Year Ended December 31,
	2018	2017	2016
Income(loss) from operations before income taxes	$(10,294)	$78,120	$114,424
Partnership income not subject to federal income tax	10,824	(77,704)	(109,111)
Income subject to federal income taxes	$530	$416	$5,313
Tax expense at federal statutory rate	$111	$146	$1,860
State income taxes, net of federal tax	1,285	1,396	949
Return to provision, federal and state	(128)	(163)	(198)
Other	230	(68)	731
Re-measurement of deferred taxes due to enacted tax rate change	—	(5,270)	—
Income tax expense (benefit)	$1,498	$(3,959)	$3,342
Effective tax rate on income from operations before income taxes	(15)%	(5)%	3%